Significant accounting judgements estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of assumptions used In sensitivity analysis for CGU's
The Company’s calculation of the value in use related to the aforementioned CGUs is more sensitive to the following assumptions:

	As of December 31, 2023		As of December 31, 2022		As of December 31, 2021
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Discount rates (after taxes)	12.9%	6.0%	11.9%	7.9%	10.4%	6.1%
Discount rates (before taxes)	21.9%	8.2%	18.7%	11.6%	16.6%	10.0%
Prices of crude oil, natural gas and LPG
Crude oil (USD/bbl) (1)
2023	—	—	80.3	72.2	70.1	63.0
2024	82.4	73.4	92.8	88.3	70.5	63.5
2025	79.0	70.9	84.0	79.9	65.9	58.9
2026	72.6	64.5	79.3	78.3	64.6	58.9
As from 2027	66.4	61.3	79.3	78.3	64.6	58.9
Natural gas-local prices (USD/MMBTU)
As from	2.8	3.3	3.9	3.0	3.3	3.0
LPG-local prices (USD/tn.)
As from	296.3	—	250.4	—	300	—

(1)	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.

Schedule of sensitivity analysis for CGU's with respect to change in assumptions

	As of December 31, 2023		As of December 31, 2022		As of December 31, 2021
	Argentina (1)	Mexico	Argentina (2)	Mexico	Argentina (1)	Mexico
Discount rate	+ 10%		+ 10%		+ 10%
Carrying amount	(136)	(2,559)	—	—	(98)	(98)
Expected prices of crude oil, natural gas and LPG	- 10%		- 10%		- 10%
Carrying amount	(349)	(13,402)	(41,816)	—	(31,773)	—

(1)	Related to the non-operating concessions of conventional oil and gas exploration and production CGU.
(2)	Related to the operated concessions of conventional oil and gas exploration and production CGU.